Condensed Interim Consolidated Statements of Earnings (Loss) and Comprehensive Earnings (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Revenue	$ 80,347,614	$ 40,978,001	$ 193,066,862	$ 93,145,810
Cost of sales	74,982,572	44,797,649	189,540,202	101,328,397
Gross profit (loss)	5,365,042	(3,819,648)	3,526,660	(8,182,587)
Administrative expenses	12,986,754	12,165,843	38,468,226	34,846,047
Selling expenses	5,176,768	5,232,860	16,503,134	17,330,842
Operating loss	(12,798,480)	(21,218,351)	(51,444,700)	(60,359,476)
Finance costs	7,728,320	1,500,302	11,149,758	1,846,751
Foreign exchange loss (gain)	2,861,193	2,124,168	(104,113)	1,414,128
Change in value of conversion options on convertible debt instruments	(3,355,932)	0	(3,355,932)	0
Change in fair value of share warrant obligations	(179,488)	(7,643,140)	(11,910,809)	(86,033,933)
Net earnings (loss)	(19,852,573)	(17,199,681)	(47,223,604)	22,413,578
Item that will be subsequently reclassified to net earnings (loss)
Foreign currency translation adjustment	(6,201,228)	(17,006,234)	1,161,192	(21,832,655)
Comprehensive earnings (loss)	$ (26,053,801)	$ (34,205,915)	$ (46,062,412)	$ 580,923
Earnings (loss) per share
Basic earnings (loss) per share (in USD per share)	$ (0.09)	$ (0.09)	$ (0.21)	$ 0.12
Diluted earnings (loss) per share (in USD per share)	$ (0.09)	$ (0.09)	$ (0.21)	$ 0.11